Gabelli Media Mogul Fund

Schedule of Investments — December 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 93.5%
	Content Creation and Aggregation — 64.0%
12,000	Discovery Inc., Cl. C†	$365,880
5,000	GCI Liberty Inc., Cl. A†	354,250
6,000	Grupo Televisa SAB, ADR	70,380
5,000	iHeartMedia Inc., Cl. A†	84,500
14,000	ITV plc	28,002
12,000	Liberty Latin America Ltd., Cl. C†	233,520
15,100	Liberty Media Corp.- Liberty Braves, Cl. C†	446,054
8,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	350,240
12,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	577,680
2,900	Live Nation Entertainment Inc.†	207,263
16,000	Sirius XM Holdings Inc.	114,400
650	The Madison Square Garden Co., Cl. A†	191,224
1,500	ViacomCBS Inc., Cl. A	67,305
2,000	ViacomCBS Inc., Cl. B	83,940

		3,174,638

	Digital Marketing and Retail — 5.5%
11,500	Liberty TripAdvisor Holdings Inc., Cl. A†	84,525
22,000	Qurate Retail Inc., Cl. A†	185,460

		269,985

	Diversified Consumer Services — 2.7%
720	Expedia Group Inc.	77,861
4,000	Monitronics International Inc.†	34,000
2,000	Trine Acquisition Corp.†	20,860

		132,721

	Financial Services — 2.1%
350	LendingTree Inc.†	106,204

	Telecommunication Services — 3.8%
1,000	AT&T Inc.	39,080
4,600	Loral Space & Communications Inc.†	148,672

		187,752

	Telecommunications — 0.5%
6,000	Megacable Holdings SAB de CV	24,574

Shares		Market Value
	TV and Broadband Services — 12.6%
250	Charter Communications Inc., Cl. A†	$121,270
500	EchoStar Corp., Cl. A†	21,655
1,900	Liberty Broadband Corp., Cl. A†	236,664
8,000	Liberty Global plc, Cl. C†	174,360
1,600	Telenet Group Holding NV	71,897

		625,846

	Wireless Telecommunication Services — 2.3%
900	Millicom International Cellular SA	43,407
900	T-Mobile US Inc.†	70,578

		113,985

	TOTAL COMMON STOCKS	4,635,705

	PREFERRED STOCKS — 1.9%
	Content Creation and Aggregation — 1.9%
3,500	GCI Liberty Inc., 7.000%, Ser. A	92,680

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 4.6%
$ 230,000	U.S. Treasury Bills, 1.551% to 1.635%††, 01/23/20 to 03/26/20	229,498

	TOTAL INVESTMENTS — 100.0% (Cost $4,172,953)	$4,957,883

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt

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